EQUITY (Narrative) (Details)	1 Months Ended				2 Months Ended	12 Months Ended						165 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares ₪ / shares	Feb. 28, 2019 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 shares ₪ / shares	Dec. 31, 2017 $ / shares shares	Nov. 30, 2020 shares	Mar. 31, 2019 shares	Oct. 31, 2018 $ / shares shares	Oct. 31, 2017 USD ($)	Dec. 31, 2015 shares	Nov. 30, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwritten public offering | shares			1,866,667
Public offering price | $ / shares			$ 8.25
Proceeds from public offering, gross			$ 15,400,000
Proceeds from public offering, net			$ 14,100,000
Issuance expense						$ 784,000		$ 417,000		$ 90,000
Gross proceeds						$ 21,215,000		$ 20,297,000		$ 3,830,000
Remaining authorized unissued ordinary shares | shares						8,100,000	8,100,000											46,200,000
Option outstanding | shares						35,981,579	35,981,579	19,358,913	19,358,913	11,459,697	11,459,697
Weighted average contractual life						8 years 7 months 6 days		8 years 7 months 6 days		7 years 6 months
Risk-free interest rate (%)						1.00%		3.00%		2.00%
Average standard deviation						63.00%		61.00%		63.00%
Remaining unrecognized deferred compensation expense						$ 2,400,000
Compensation cost						$ 2,764,000		$ 2,214,000		$ 2,987,000
BTIG, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share purchase agreement, shares | shares						676,750	676,750
Gross proceeds						$ 13,000,000
Net proceeds from transaction						$ 1,400,000
Sale of stock | shares						2,923,552
Aggregate offering price																$ 30,000,000
Percentage of commission on sales agreement																3.00%
H.C. Wainwright & Co., LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non operating expense	$ 200,000
Gross proceeds	5,900,000
Sale of stock | shares						2,635,733
Aggregate offering price	$ 25,000,000	$ 25,000,000
Percentage of commission on sales agreement	3.00%	3.00%
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares						36,501,579	36,501,579
Remaining authorized unissued ordinary shares | shares												5,200,000	22,400,000	9,000,000			5,000,000	1,600,000
Option vested | shares						884,581
Performance Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding | shares						2,421,799	2,421,799	2,225,704	2,225,704	1,163,018	1,163,018
Weighted average exercise price | ₪ / shares							₪ 0.10		₪ 0.10		₪ 0.10
Underwater Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares	12,300,000	12,300,000
Option outstanding | shares	15,100,000	15,100,000
Weighted average exercise price | ₪ / shares		$ 2.64
Revised weighted average exercise price | ₪ / shares		$ 1.00
Compensation cost	$ 200,000
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value						$ 3,000		$ 51,000		$ 1,151,000
Risk-free interest rate (%)				1.66%		0.09%		1.59%
Average standard deviation				57.80%		90.80%		80.50%
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of shares issued | $ / shares			$ 11.25		$ 1.75
Change in fair value			$ 5,000,000			$ 4,776,000
Exercisable term of warrant			5 Years
Issuance expense			$ 400,000
Options exercised | shares						875,000
Fair value of the warrants						$ 10,218,000	₪ 10,218,000
Risk-free interest rate (%)					0.20%	0.13%
Average standard deviation					80.20%	93.00%
Registered direct offerings sales | shares					7,653,145
Warrants expiration period					2 years 6 months
Exercise price of warrants | $ / shares					$ 2.25
BVF Partners L.P. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares				566,372
Gross proceeds				$ 9,600,000
Net proceeds from transaction				$ 9,500,000
BVF Partners L.P. [Member] | Series A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares				198,230
Exercise price of shares issued | $ / shares				$ 30.00
Exercisable term of warrant				4 Years
BVF Partners L.P. [Member] | Series B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares				198,230
Exercise price of shares issued | $ / shares				$ 60.00
Exercisable term of warrant				4 Years
Direct Placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value				$ 1,100,000
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares								225,000	225,000	35,000	35,000	336,523
Weighted average exercise price | (per share)									₪ 0.90		₪ 3.48	$ 8.32
Option vested and exercised						The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | shares						520,000	520,000
Weighted average exercise price | ₪ / shares							₪ 2.83
Weighted average contractual life						7 years 29 days
Loan Agreement With Kreos Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares															63,837
Exercise price of shares issued | $ / shares															$ 14.10
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value						$ 377,000		$ 378,000
Loan Agreement With Kreos Capital [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants						$ 969,000	₪ 969,000	$ 591,000	₪ 591,000
Risk-free interest rate (%)			2.50%			0.17%		1.70%
Average standard deviation			62.80%			82.60%		64.20%
Investors [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares					7,653,145
Placement Agent's Designees [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant					$ 5,700,000
Issuance expense					600,000
Fair value of the warrants						$ 9,194,000	₪ 9,194,000
Aggregate offering price					$ 13,400,000
Warrants issued to purchase shares | shares					382,657
Warrants expiration period					2 years 6 months
Exercise price of warrants | $ / shares					$ 2.1875
Proceeds from warrant issue, net					$ 12,000,000